JUDICIAL DEPOSITS	9 Months Ended
Sep. 30, 2021
Judicial Deposits
JUDICIAL DEPOSITS

11.	JUDICIAL DEPOSITS

The rollforward of the judicial deposits is set forth below:

	Tax		Labor		Civil, commercial and other		Total
	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20
Beginning balance	248,990	244,977	269,812	301,808	34,539	28,965	553,341	575,750
Additions	5,005	12,294	78,478	133,847	8,956	6,719	92,439	152,860
Release in favor of the Company	(1,728)	(11,948)	(31,350)	(51,414)	(817)	(370)	(33,895)	(63,732)
Release in favor of the counterparty	(207)	(907)	(93,479)	(126,405)	(3,168)	(2,055)	(96,854)	(129,367)
Business combination (note 1.2)	2,132	-	859	-	-	-	2,991	-
Interest	2,811	4,574	19,972	11,980	2,308	1,280	25,091	17,834
Exchange rate variation	-	-	(7)	(4)	-	-	(7)	(4)
Ending balance	257,003	248,990	244,285	269,812	41,818	34,539	543,106	553,341